INTANGIBLE ASSETS - Components of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 1,041	$ 1,054	$ 966
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,138	1,138
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (97)	$ (84)